Bank Loan (Details) - CNY (¥) ¥ in Thousands		1 Months Ended
	Apr. 12, 2021	Apr. 15, 2021	Dec. 31, 2021
Bank Loan (Details) [Line Items]
Line of credit facility, initiation date		Apr. 15, 2022
Line of credit facility, maximum borrowing capacity		¥ 89,534
Term loan agreement interest rate		5.25%
Repaid term loan			¥ 63,477
China CITIC Bank [Member]
Bank Loan (Details) [Line Items]
Line of credit facility, initiation date	Apr. 08, 2022
Line of credit facility, maximum borrowing capacity	¥ 64,228
Term loan agreement interest rate	4.65%
Repaid term loan			¥ 47,066